Receivables - Summary of Accounts and Notes Receivables (Detail) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 19,182	$ 18,662	$ 18,638
Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	9,865	9,949	10,118
Wholesale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	9,249	8,583	8,355
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 68	$ 130	$ 165